STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Operating expenses:
Research and development	5,793	1,417	19,544	4,816	11,536	3,616
General and administrative	4,103	1,056	16,995	1,548	2,974	1,190
Total operating expenses	9,896	2,473	36,539	6,364	14,510	4,806
Loss from operations	(9,896)	(2,473)	(36,539)	(6,364)	(14,510)	(4,806)
Other income (expense):
Interest income (expense) (Note 4)		192	11	(396)	(407)	(555)
Interest income	858		1,425		25
Accretion of debt discount		(1,324)	(945)	(1,996)	(2,176)	(616)
Change in fair value of derivative		(2,633)	(135)	(429)	(444)	(55)
Total other income (expense), net	858	(3,765)	356	(2,821)	(3,002)	(1,226)
Net loss before income taxes	(9,038)	(6,238)	(36,183)	(9,185)	(17,512)	(6,032)
Income tax provision	0	0	0	0	0	0
Net loss attributable to common stockholders	$ (9,038)	$ (6,238)	$ (36,183)	$ (9,185)	$ (17,512)	$ (6,032)
Net loss per share, basic and diluted (Note 8)	$ (0.39)	$ (1,247,600.00)	$ (4.67)	$ (4,592,500.00)	$ (4,378,000)
Weighted average common shares outstanding used in computing net loss per share, basic and diluted	22,907,349	5	7,755,137	2	4